iShares®

iShares, Inc.

Supplement dated November 12, 2020 (the “Supplement”)

to the Summary Prospectus (the “Summary Prospectus”),

Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”), each dated December 30, 2019 (as revised August 17, 2020),

for the iShares MSCI BRIC ETF (BKF) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for the Fund.

The Fund effected a transfer of its Indian assets that had previously been held by the Fund’s wholly-owned subsidiary (the “Subsidiary”) located in the Republic of Mauritius (“Mauritius”) to the Fund through on-exchange transactions in India (the “Transfer”) on November 10, 2020. While the Fund historically carried out its investment strategies by investing all of its assets invested in India through the Subsidiary, it will be eliminating its use of the Subsidiary and will invest in Indian securities directly. The Fund incurred transaction costs from the Transfer.

Pursuant to the Transfer, the following changes are made to the Fund’s Prospectus, Summary Prospectus and SAI.

All references to the in the Summary Prospectus and Prospectus Subsidiary are deleted.

Change in the Fund’s “Principal Investment Strategies”

The sixth paragraph of the Prospectus and Summary Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.

Change in the Fund’s “Summary of Principal Risks”

The section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is amended to delete “Treaty/Tax Risk” and add the following:

Tax Risk. The Fund is subject to tax in India on the purchase and sale of Indian securities, which will reduce the Fund’s returns. For more information regarding the tax implications of investing in Indian securities, please see the section entitled “Indian Tax Disclosure.”

Change in the Fund’s “A Further Discussion of Principal Risks”

The section of the Prospectus entitled “A Further Discussion of Principal Risks” is amended to delete “Treaty/Tax Risk” and add the following:

Tax Risk. The Fund invests in securities of Indian issuers. The Fund is subject to tax in India on the purchase and sale of Indian securities, which will reduce the Fund’s returns. For more information regarding the tax implications of investing in Indian securities, please see the section entitled “Indian Tax Disclosure.”

Criteria for Residence of Companies in India.

A foreign company will be considered a resident in India if its place of effective management (“POEM”) (defined as a place where key management and commercial decisions that are necessary for the conduct of the business of an entity as a whole are in substance made) is in India in the relevant financial year. This test is to be applied taking the relevant financial year as a whole into consideration. However, the Fund expects that its place of effective management will be outside of India and, as a result, the Fund does not expect to be considered an Indian resident for tax purposes.

Indirect Transfers.

The Indian Income Tax Act, 1961 (“IT Act”) imposes Indian tax and withholding obligations with respect to the transfer of shares and interest in an overseas company that derives its value substantially from assets situated in India (“indirect transfers”). The share or interest of the foreign entity shall be deemed to derive its value substantially from the assets located in India, if the value of such Indian assets exceeds INR 100 million, and represents at least 50% of the value of all the assets owned by the foreign entity. The value of an asset shall be the fair market value as of the specified date, without reduction of liabilities, determined in accordance with Rule 11UB of the Income Tax Rule, 1962 (“IT Rules”). In cases where all the assets of the foreign entity are not located in India, only such part of the income as is reasonably attributable to the Indian assets shall be subject to capital gains tax in India.

Such gains are taxable in India to the extent they are reasonably attributable to the Indian assets and the purchaser of the securities will be required to withhold applicable Indian taxes.

Because the Fund invests in Indian securities, the Fund may be considered to derive “substantial value” from Indian assets, and accordingly, shareholder redemptions and sales of Fund shares may have been subject to Indian tax and withholding obligations. However, the IT Act provides for an exemption to shareholders in Category I Foreign Portfolio Investors (“FPI”), registered under SEBI (Foreign Portfolio Investors) Regulations, 2019 (“2019 Regulations”) from the applicability of indirect transfer taxation. The Fund is a Category I FPI under the 2019 Regulations. Therefore, any redemptions or transfers by the Fund or the shareholders in the Fund should not be subject to Indian indirect transfer tax.

Further, the IT Act provides an exemption from the indirect transfer provisions for shareholders of the Fund who, at any time in the twelve months preceding the year of transfer, neither hold the right of control or management in the Fund, nor hold voting power or share capital or interest exceeding 5% of the total voting power or total share capital or total interest in the Fund.

General Anti-Avoidance Rules.

The current legislation provides general anti-avoidance rules (“GAAR”) to curb aggressive tax planning through the use of sophisticated structures. GAAR became applicable with effect from April 1, 2017. The GAAR provides the Indian tax authorities a mechanism to deny any tax benefits in a transaction or any other arrangement that is believed to not have any commercial substance or purpose other than to obtain tax benefit(s) under a treaty. The provisions of GAAR will be applicable to arrangements (including a step in or a part thereof) entered into by a taxpayer, which may be declared as an “impermissible avoidance arrangement”.

Once an arrangement is declared to be an impermissible avoidance arrangement, wide powers have been granted to tax authorities to deny tax treaty benefits, disregard or re-characterize transactions, re-characterize equity into debt and vice versa, which may have a material adverse effect on the Fund’s business and financial conditions and results of operations.

In this context, it is pertinent to note that provisions of GAAR shall not be applicable to:

•

An FPI who has not availed itself of any benefit under a tax treaty and has made investment in accordance with the Securities and Exchange Board of India (Foreign Portfolio Investors) Regulations, 2019;

•	An investment made by a non-resident, directly or indirectly, in an FPI; and

•	Any arrangement where the aggregate tax benefit to all the parties of the arrangement in the relevant financial year does not exceed INR 30 million.

Change in the Fund’s “Shareholder Information”

The sections of the Prospectus entitled “Mauritius Tax Disclosure” and “Indian Tax Disclosure” are deleted in their entirety and replaced with the following:

Indian Tax Disclosure. The following rates of tax apply under the Indian IT Act:

∎

Dividend: Dividend income earned by the Fund will be subject to Indian income-tax at the specified tax rate of 20% plus the applicable surcharge and health and education tax, under the IT Act. The applicable tax is withheld by the dividend-paying issuer at the time of payment.

∎

Interest: Interest paid to the Fund with respect to debt obligations of Indian issuers will be subject to Indian income tax. A 5% tax rate, plus the applicable surcharge and health and education cess, applies to certain types of interest paid to a nonresident:

1.	Interest payable to an FPI (until June 30, 2023) with respect to investments made in rupee-denominated bonds (RDBs) of Indian companies and Indian government securities, subject to compliance with certain conditions; and

2.	Interest payable to a non-resident with respect to approved foreign currency loans and investment in long-term bonds issued before June 30, 2023.

In the event, that the aforementioned beneficial rates are not available, then interest on rupee denominated debt is taxed at the rate of 40% for a debt obligation that is not a security and 20% otherwise, plus applicable surcharge and health and education cess. Similarly, interest income from a foreign-currency denominated debt obligation is taxed at 20%, plus applicable surcharge and health and education cess. These rates would be subject to the beneficial rate under the DTAA, which provides for a rate of 15% for the taxation of interest income.

Additionally, a tax rate of 4%, plus the applicable surcharge and health and education tax, shall apply on interest income earned with respect to investments made in long-term bonds or RDBs on or after

April 1, 2020 but before June 30, 2023 listed on a recognized stock exchange in the Indian International Financial Services Centre.

In certain circumstances, where the Fund does not have a permanent account number (PAN) allotted by the Indian tax authorities or does not furnish prescribed alternate documentation, tax must be withheld at the higher of the applicable tax treaty rate or 20%.

∎

Securities Transaction Tax: All transactions entered on a recognized stock exchange in India are subject to a Securities Transaction Tax (“STT”). STT has been introduced under Section 98 of the Finance (No.2) Act, 2004 on transactions relating to sale, purchases and redemption of shares made by purchasers or sellers of Indian securities. The current STT is levied on the transaction value as follows:

∎	0.1% payable by the buyer and 0.1% by the seller on the value of transactions of delivery-based transfer of an equity share in an Indian company entered in a recognized stock exchange;

∎	0.025% on the value of transactions of non-delivery-based sale of an equity share in an Indian company, entered in a recognized stock exchange and payable by the seller;

∎	0.05% on the value of transactions of sale of options, entered in a recognized stock exchange and payable by the seller;

∎	0.01% on the value of transactions of sale of futures, entered in a recognized stock exchange and payable by the seller;

∎	0.125% on the value of transactions of sale of options where the option is exercised, entered in a recognized stock exchange and payable by the buyer; and

∎	0.2% on the value of transactions of the sale of unlisted shares by existing shareholders in an initial public offer.

∎

Capital Gains: Assuming total income will be more than INR 100 million, the taxation of capital gains is as follows (the following rates do not include the applicable surcharge and health and education cess). Long-term capital gains (i.e. gains on the sale of shares held for more than 12 months) from the sale of Indian shares listed on a recognized stock exchange are taxable in India at a rate of 10%, plus applicable surcharge and health and education cess, provided any applicable STT has been paid, both on acquisition and sale of such shares (subject to certain transactions, to which the provisions of applicability and payment of STT upon acquisition do not apply). The tax on these capital gains is calculated on gains exceeding INR 100,000 (without any indexation and foreign exchange fluctuation benefits).

Short-term capital gains (i.e., gains on the sale of shares held for 12 months or less) from the sale of Indian shares listed on a recognized stock exchange are taxed at the rate of 15% , plus applicable surcharge and health and education cess, provided STT has been paid on the same, or 30%, plus applicable surcharge and health and education cess, if the sale is not executed on a recognized stock exchange in India. Capital gains from the sale of unlisted securities are taxed at the rate of 10%, plus applicable surcharge and health and education cess, if the shares were held for more than 24 months and otherwise at the rate of 30%, plus applicable surcharge and health and education cess. Capital gains arising from the transfer of depositary receipts outside India between non-resident investors are not subject to tax in India.

Change in the Fund’s “Investment Strategies and Risks” and “General Considerations and Risks”

References to the Fund are deleted from the second paragraph of the section entitled “Investment Strategies and Risks” and the section entitled “Treaty/Tax Risk” of the SAI.

Change in the Fund’s “Taxes”

References to the Fund are deleted from the section entitled “Issues Related to India and Mauritius Taxes” of the SAI. The sub-sections entitled “Indirect Transfers” and “General Anti-Avoidance Rules” of the section “Issues Related to India and Mauritius Taxes” of the SAI are deleted and replaced with the following:

Indirect Transfers.

The share or interest of the foreign entity shall be deemed to derive its value substantially from the assets located in India if the value of such Indian assets exceeds INR 100 million and represents at least 50% of the value of all the assets owned by the foreign entity. The value of an asset shall be the fair market value as of the specified date, without reduction of liabilities, determined in accordance with the Rule 11UB of the IT Rules. Where all the assets of the foreign entity are not located in India, only such part of the income as is reasonably attributable to the Indian assets shall be subject to capital gains tax in India.

Further, the IT Act provides exemption from the indirect transfer provisions for shareholders of the Fund who at any time in the twelve months preceding the year of transfer neither hold the right of control or management in the Fund, nor hold voting power or share capital or interest exceeding 5% of the total voting power or total share capital or total interest in the Fund.

If the gains arising from the transfer of share or interest in a foreign entity are taxable in India in accordance with the aforementioned provisions of indirect transfer, the purchaser of the securities will be required to withhold applicable Indian taxes.

The IT Act provides that the aforesaid indirect transfer provisions will not apply to foreign investors making an investment directly or indirectly in a Category I FPI, registered under the 2019 Regulations.

Under the IT Act, gains realized when a non-resident acquires shares of a foreign company from another non-resident and the foreign company derives “substantial value” from Indian assets (meaning that the value of Indian assets (i) exceeds INR 100 million and (ii) represents at least 50% of the value the company’s assets) are taxable in India and subject to withholding, to the extent that they are reasonably attributable to the Indian assets.

Because certain Funds invest in Indian securities through the Subsidiaries, the Subsidiaries or the Funds may be considered to derive “substantial value” from Indian assets. Accordingly, shareholder redemptions of Fund/Subsidiary shares and sales of Fund shares may have been subject to Indian tax and withholding obligations. However, the IT Act provides for an exemption to shareholders in Category I FPI from the applicability of indirect transfer taxation. The Subsidiary or Fund is a Category I FPI, registered under the 2019 Regulations. Therefore, any redemptions or transfers by the Funds or the shareholders in the Funds should not be subject to Indian indirect transfer tax.

General Anti-Avoidance Rules.

The GAAR introduced in the IT Act provides the Indian tax authorities a mechanism to deny any tax benefits in a transaction or any other arrangement that is believed to not have any commercial substance or purpose other than to obtain tax benefit(s) under a treaty. The provisions of GAAR will be applicable to arrangements (including a step in or a part thereof) entered into by a taxpayer, which may be declared as an “impermissible avoidance arrangement”.

Once an arrangement is declared to be an impermissible avoidance arrangement, wide powers have been granted to tax authorities to deny tax treaty benefits, disregard or re-characterize transactions, re-characterize equity into debt and vice versa, which may have a material adverse effect on the Fund’s business and financial conditions and results of operations. However, it is pertinent to note that provisions of GAAR shall inter alia not be applicable to (i) an FPI who has not availed itself of any benefit under a tax treaty and has made investments in accordance with the 2019 Regulations; (ii) an investment made by a non-resident, directly or indirectly, in an FPI; and (iii) any arrangement where the aggregate tax benefit to all the parties of the arrangement in the relevant financial year does not exceed INR 30 million.

Investors are urged to consult their own tax advisers with respect to their own tax situations and the tax consequences of an investment.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

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